SEGMENTED INFORMATION - Summary of Segments by Balance Sheet Disclosures (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure of operating segments [line items]
Cash and cash equivalents	$ 229		$ 115
Property, plant and equipment	28,527		30,714
Total assets	33,325		35,691
Total borrowings	10,886		11,004
Other liabilities	6,265		6,556
Additions to property, plant and equipment	401	$ 68
Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	193		143
Property, plant and equipment	20,753		21,688
Total assets	22,679		23,541
Total borrowings	9,263		9,281
Other liabilities	4,959		4,873
Additions to property, plant and equipment	278	57
Contribution from equity-accounted investments
Disclosure of operating segments [line items]
Cash and cash equivalents	(101)		(89)
Property, plant and equipment	(4,289)		(4,147)
Total assets	(3,102)		(2,872)
Total borrowings	(2,306)		(2,157)
Other liabilities	(771)		(715)
Additions to property, plant and equipment	(14)	(13)
Attributable to non- controlling interests
Disclosure of operating segments [line items]
Cash and cash equivalents	137		61
Property, plant and equipment	12,063		13,173
Total assets	13,748		15,022
Total borrowings	3,929		3,880
Other liabilities	2,077		2,398
Additions to property, plant and equipment	137	24
Hydroelectric
Disclosure of operating segments [line items]
Property, plant and equipment	24,305		26,024
Additions to property, plant and equipment	316
Hydroelectric | North America | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	23		10
Property, plant and equipment	11,401		11,488
Total assets	12,166		12,218
Total borrowings	3,186		3,070
Other liabilities	2,893		2,877
Additions to property, plant and equipment	226	21
Hydroelectric | Brazil | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	13		7
Property, plant and equipment	1,407		1,938
Total assets	1,545		2,126
Total borrowings	158		208
Other liabilities	102		148
Additions to property, plant and equipment	15	1
Hydroelectric | Colombia | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	26		10
Property, plant and equipment	1,536		1,773
Total assets	1,774		2,027
Total borrowings	413		449
Other liabilities	434		499
Additions to property, plant and equipment	1	12
Wind
Disclosure of operating segments [line items]
Property, plant and equipment	3,795		4,258
Additions to property, plant and equipment	12
Wind | North America | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	22		18
Property, plant and equipment	2,443		2,556
Total assets	2,579		2,705
Total borrowings	1,265		1,221
Other liabilities	556		597
Additions to property, plant and equipment	4	12
Wind | Brazil | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	2		2
Property, plant and equipment	266		368
Total assets	282		391
Total borrowings	66		71
Other liabilities	8		10
Additions to property, plant and equipment	1	0
Wind | Europe | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	12		21
Property, plant and equipment	649		628
Total assets	733		692
Total borrowings	319		326
Other liabilities	112		100
Additions to property, plant and equipment	4	2
Wind | Asia | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	5		5
Property, plant and equipment	173		187
Total assets	218		233
Total borrowings	121		124
Other liabilities	23		28
Additions to property, plant and equipment	0	0
Solar | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	70		63
Property, plant and equipment	2,168		2,018
Total assets	2,376		2,266
Total borrowings	1,383		1,470
Other liabilities	345		335
Additions to property, plant and equipment	20	0
Storage & Other
Disclosure of operating segments [line items]
Property, plant and equipment	174		235
Additions to property, plant and equipment	1
Storage & Other | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	12		6
Property, plant and equipment	710		732
Total assets	751		780
Total borrowings	223		235
Other liabilities	40		31
Additions to property, plant and equipment	6	8
Corporate | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	8		1
Property, plant and equipment	0		0
Total assets	255		103
Total borrowings	2,129		2,107
Other liabilities	446		$ 248
Additions to property, plant and equipment	$ 1	$ 1